INCOME TAXES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets, Operating Loss Carryforwards	$ 2,538,400	$ 1,660,200
Operating Loss Carryforwards, Expiration Dates	beginning in 2024 through 2031
Deferred Tax Assets, Capital Loss Carryforwards	630,100	630,100
Capital Loss Carryforwards Expiration Dates	between 2015 and 2016
Unrecognized Tax Benefits	0	0
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	0	0
State and Local Jurisdiction [Member]
Deferred Tax Assets, Operating Loss Carryforwards	6,680,000	4,369,000
Foreign Tax Authority [Member]
Deferred Tax Assets, Operating Loss Carryforwards	1,073,000	272,000
Beginning 2015 To 2016 [Member]
Deferred Tax Assets, Capital Loss Carryforwards	$ 1,658,000